Loans and borrowings (Details 4 - Textuals) R$ in Thousands	Mar. 10, 2021 BRL (R$)
Debentures | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Loans and borrowings
Number of Series of Borrowings	3
Aggregate principal amount	R$ 45,000
Number of monthly installments	54
Maximum percentage of consolidated adjusted gross margin for early extinguishment of debt	45.00%
Maximum period of cash runway for early extinguishment of debt	6 months
Measurement period of average cash runway for calculating cash runway	6 months
Description of debt coverage ratio	below 1.5
Measurement period of gross profit for calculating debt coverage ratio	6 months
Measurement period of interest payable for calculating debt coverage ratio	6 months
Working capital | Financing agreements
Loans and borrowings
Aggregate principal amount	R$ 82,514
Percentage of accounts receivable guaranteed in borrowings	20.00%
Number of times of first payment of principal plus interest in borrowings	3